                         Supplement Dated May 1, 2017
                                      To
                        Prospectus Dated April 29, 2013

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                             MetLife Asset Builder

                            Group Annuity Contracts
                 Issued by Metropolitan Life Insurance Company

This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated April 29, 2013 (the "Prospectus") as annually supplemented. Please write or call Metropolitan Life Insurance Company, MetLife Life & Income Funding Solutions, P.O. Box 10356 Des, Moines, IA 50306-0356, Attention: MetLife Asset Builder Unit, (866) 438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

The Prospectus describes group MetLife Asset Builder Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). Unless otherwise indicated page numbers refer to the April 29, 2013 prospectus. The Contracts are no longer available to new purchasers or to new enrollments. Contract owners may continue to make additional purchase payments.

1. Name Changes

Effective March 6, 2017, the following name changes occurred:

 Former Name                            New Name
 Met Investors Series Trust             Brighthouse Funds Trust I
 Metropolitan Series Fund               Brighthouse Funds Trust II
 MetLife Advisers, LLC or MetLife
   Advisers                             Brighthouse Investment Advisers, LLC

Your prospectus is updated accordingly.

2. The currently available investment choices are:

American Funds(R)
  American Funds Bond Fund
  American Funds Global Small Capitalization Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
Brighthouse Funds Trust I
  American Funds(R) Balanced Allocation Portfolio
  American Funds(R) Growth Allocation Portfolio
  American Funds(R) Moderate Allocation Portfolio
  Brighthouse Asset Allocation 100 Portfolio
  Brighthouse/Wellington Large Cap Research
  Portfolio
  Clarion Global Real Estate Portfolio
  ClearBridge Aggressive Growth Portfolio
  Harris Oakmark International Portfolio
  Invesco Mid Cap Value Portfolio
  Invesco Small Cap Growth Portfolio
  Loomis Sayles Global Markets Portfolio
  MFS(R) Research International Portfolio
  Morgan Stanley Mid Cap Growth Portfolio
  Oppenheimer Global Equity Portfolio
  PIMCO Inflation Protected Bond Portfolio
  PIMCO Total Return Portfolio
  SSGA Growth and Income ETF Portfolio
  SSGA Growth ETF Portfolio
  T. Rowe Price Mid Cap Growth Portfolio
Brighthouse Funds Trust II
  Baillie Gifford International Stock Portfolio
  BlackRock Bond Income Portfolio
  BlackRock Capital Appreciation Portfolio
  BlackRock Large Cap Value Portfolio
  BlackRock Ultra-Short Term Bond Portfolio
  Brighthouse Asset Allocation 20 Portfolio
  Brighthouse Asset Allocation 40 Portfolio
  Brighthouse Asset Allocation 60 Portfolio
  Brighthouse Asset Allocation 80 Portfolio
  Brighthouse/Artisan Mid Cap Value Portfolio
  Brighthouse/Wellington Balanced Portfolio

  Brighthouse/Wellington Core Equity Opportunities
  Portfolio
  Frontier Mid Cap Growth Portfolio
  Jennison Growth Portfolio
  Loomis Sayles Small Cap Core Portfolio
  Loomis Sayles Small Cap Growth Portfolio
  MetLife Aggregate Bond Index Portfolio
  MetLife Mid Cap Stock Index Portfolio
  MetLife MSCI EAFE(R) Index Portfolio
  MetLife Russell 2000(R) Index Portfolio
  MetLife Stock Index Portfolio
  MFS(R) Total Return Portfolio
  MFS(R) Value Portfolio
  Neuberger Berman Genesis Portfolio
  T. Rowe Price Large Cap Growth Portfolio
  T. Rowe Price Small Cap Growth Portfolio
  Western Asset Management Strategic Bond
  Opportunities Portfolio
  Western Asset Management U.S. Government
  Portfolio

Certain Portfolios have been subject to a change. Please see section 9 - "Additional Information Regarding the Portfolios."

3. Separate Account Charge

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Brighthouse Funds Trust I.

Minimum and Maximum Total Annual Portfolio Operating Expenses

                                                                                            Minimum Maximum
                                                                                            ------- -------
Total Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution
and/or service (12b-1) fees, and other expenses)                                             0.27%   1.03%

Portfolio Fees and Expenses
(as a percentage of average daily net assets)

                                                             Distribution          Acquired   Total                  Net Total
                                                                and/or               Fund    Annual     Fee Waiver    Annual
                                                  Management   Service     Other   Fees and Operating and/or Expense Operating
                   Portfolio                         Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
------------------------------------------------  ---------- ------------ -------- -------- --------- -------------- ---------
American Funds(R) -- Class 2
  American Funds Bond Fund.......................    0.36%       0.25%      0.02%      --     0.63%          --        0.63%
  American Funds Global Small Capitalization
   Fund..........................................    0.70%       0.25%      0.04%      --     0.99%          --        0.99%
  American Funds Growth Fund.....................    0.33%       0.25%      0.02%      --     0.60%          --        0.60%
  American Funds Growth-Income Fund..............    0.27%       0.25%      0.02%      --     0.54%          --        0.54%
Brighthouse Funds Trust I
  American Funds(R) Balanced Allocation
   Portfolio -- Class B..........................    0.06%       0.25%        --     0.42%    0.73%          --        0.73%
  American Funds(R) Growth Allocation
   Portfolio -- Class B..........................    0.06%       0.25%      0.01%    0.43%    0.75%          --        0.75%
  American Funds(R) Moderate Allocation
   Portfolio -- Class B..........................    0.06%       0.25%      0.01%    0.40%    0.72%          --        0.72%
  Brighthouse Asset Allocation 100 Portfolio --
   Class A.......................................    0.07%         --       0.01%    0.68%    0.76%          --        0.76%
  Brighthouse/Wellington Large Cap Research
   Portfolio -- Class A..........................    0.56%         --       0.03%      --     0.59%        0.04%       0.55%
  Clarion Global Real Estate Portfolio --
   Class A.......................................    0.61%         --       0.04%      --     0.65%          --        0.65%
  ClearBridge Aggressive Growth Portfolio --
   Class A.......................................    0.56%         --       0.01%      --     0.57%        0.02%       0.55%
  Harris Oakmark International Portfolio --
   Class A.......................................    0.77%         --       0.04%      --     0.81%        0.02%       0.79%

                                                            Distribution          Acquired   Total                  Net Total
                                                               and/or               Fund    Annual     Fee Waiver    Annual
                                                 Management   Service     Other   Fees and Operating and/or Expense Operating
                   Portfolio                        Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
------------------------------------------------ ---------- ------------ -------- -------- --------- -------------- ---------
  Invesco Mid Cap Value Portfolio -- Class A....    0.65%         --       0.03%    0.05%    0.73%        0.02%       0.71%
  Invesco Small Cap Growth Portfolio --
   Class A......................................    0.85%         --       0.03%      --     0.88%        0.02%       0.86%
  Loomis Sayles Global Markets Portfolio --
   Class B......................................    0.70%       0.25%      0.08%      --     1.03%          --        1.03%
  MFS(R) Research International Portfolio --
   Class A......................................    0.70%         --       0.04%      --     0.74%        0.06%       0.68%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A......................................    0.65%         --       0.05%      --     0.70%        0.01%       0.69%
  Oppenheimer Global Equity Portfolio --
   Class A......................................    0.66%         --       0.05%      --     0.71%        0.10%       0.61%
  PIMCO Inflation Protected Bond Portfolio --
   Class A......................................    0.47%         --       0.28%      --     0.75%        0.01%       0.74%
  PIMCO Total Return Portfolio -- Class A.......    0.48%         --       0.05%      --     0.53%        0.03%       0.50%
  SSGA Growth and Income ETF Portfolio --
   Class A......................................    0.31%         --       0.01%    0.22%    0.54%          --        0.54%
  SSGA Growth ETF Portfolio -- Class A..........    0.32%         --       0.02%    0.24%    0.58%          --        0.58%
  T. Rowe Price Mid Cap Growth Portfolio --
   Class A......................................    0.75%         --       0.03%      --     0.78%          --        0.78%
Brighthouse Funds Trust II -- Class A
  Baillie Gifford International Stock Portfolio.    0.80%         --       0.05%      --     0.85%        0.12%       0.73%
  BlackRock Bond Income Portfolio...............    0.33%         --       0.04%      --     0.37%          --        0.37%
  BlackRock Capital Appreciation Portfolio......    0.70%         --       0.02%      --     0.72%        0.09%       0.63%
  BlackRock Large Cap Value Portfolio...........    0.63%         --       0.03%      --     0.66%        0.03%       0.63%
  BlackRock Ultra-Short Term Bond Portfolio.....    0.35%         --       0.03%      --     0.38%        0.02%       0.36%
  Brighthouse Asset Allocation 20 Portfolio.....    0.09%         --       0.03%    0.53%    0.65%        0.02%       0.63%
  Brighthouse Asset Allocation 40 Portfolio.....    0.06%         --         --     0.57%    0.63%          --        0.63%
  Brighthouse Asset Allocation 60 Portfolio.....    0.05%         --         --     0.60%    0.65%          --        0.65%
  Brighthouse Asset Allocation 80 Portfolio.....    0.05%         --       0.01%    0.64%    0.70%          --        0.70%
  Brighthouse/Artisan Mid Cap Value Portfolio...    0.82%         --       0.03%      --     0.85%          --        0.85%
  Brighthouse/Wellington Balanced Portfolio.....    0.46%         --       0.09%      --     0.55%          --        0.55%
  Brighthouse/Wellington Core Equity
   Opportunities Portfolio......................    0.70%         --       0.02%      --     0.72%        0.11%       0.61%
  Frontier Mid Cap Growth Portfolio.............    0.72%         --       0.03%      --     0.75%        0.02%       0.73%
  Jennison Growth Portfolio.....................    0.60%         --       0.02%      --     0.62%        0.08%       0.54%
  Loomis Sayles Small Cap Core Portfolio........    0.90%         --       0.06%    0.04%    1.00%        0.08%       0.92%
  Loomis Sayles Small Cap Growth Portfolio......    0.90%         --       0.06%      --     0.96%        0.09%       0.87%
  MetLife Aggregate Bond Index Portfolio........    0.25%         --       0.03%      --     0.28%        0.01%       0.27%
  MetLife Mid Cap Stock Index Portfolio.........    0.25%         --       0.05%    0.01%    0.31%          --        0.31%
  MetLife MSCI EAFE(R) Index Portfolio..........    0.30%         --       0.08%    0.01%    0.39%          --        0.39%
  MetLife Russell 2000(R) Index Portfolio.......    0.25%         --       0.06%    0.01%    0.32%          --        0.32%
  MetLife Stock Index Portfolio.................    0.25%         --       0.02%      --     0.27%        0.01%       0.26%
  MFS(R) Total Return Portfolio.................    0.56%         --       0.05%      --     0.61%          --        0.61%
  MFS(R) Value Portfolio........................    0.70%         --       0.02%      --     0.72%        0.14%       0.58%
  Neuberger Berman Genesis Portfolio............    0.81%         --       0.04%      --     0.85%        0.01%       0.84%
  T. Rowe Price Large Cap Growth Portfolio......    0.60%         --       0.02%      --     0.62%        0.02%       0.60%
  T. Rowe Price Small Cap Growth Portfolio......    0.47%         --       0.03%      --     0.50%          --        0.50%
  Western Asset Management Strategic Bond
   Opportunities Portfolio......................    0.57%         --       0.03%    0.01%    0.61%        0.05%       0.56%
  Western Asset Management U.S. Government
   Portfolio....................................    0.47%         --       0.03%      --     0.50%        0.01%       0.49%

The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

4. Investment Choices Which Are Fund of Funds

The following Portfolios available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II, are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

5. Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment advisers and its fees. You may obtain a Portfolio prospectus by calling 866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

   The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

Portfolio                              Investment Objective                   Investment Adviser/Subadviser
---------                              --------------------                   -----------------------------
American Funds(R)

American Funds Bond Fund.............. Seeks as high a level of current       Capital Research and Management
                                       income as is consistent with the       Company
                                       preservation of capital.

American Funds Global Small            Seeks long-term growth of capital.     Capital Research and Management
 Capitalization Fund..................                                        Company

American Funds Growth Fund............ Seeks growth of capital.               Capital Research and Management
                                                                              Company

American Funds Growth-Income Fund..... Seeks long-term growth of capital and  Capital Research and Management
                                       income.                                Company
Brighthouse Funds Trust I

American Funds(R) Balanced Allocation  Seeks a balance between a high level   Brighthouse Investment Advisers, LLC
 Portfolio............................ of current income and growth of capital, with a greater emphasis on
                                       growth of capital.

American Funds(R) Growth Allocation    Seeks growth of capital.               Brighthouse Investment Advisers, LLC
 Portfolio............................

Portfolio                               Investment Objective                   Investment Adviser/Subadviser
---------                               --------------------                   -----------------------------

American Funds(R) Moderate Allocation   Seeks a high total return in the form  Brighthouse Investment Advisers, LLC
 Portfolio............................. of income and growth of capital, with a greater emphasis on income.

Brighthouse Asset Allocation 100        Seeks growth of capital.               Brighthouse Investment Advisers, LLC
 Portfolio.............................

Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.  Brighthouse Investment Advisers, LLC
 Research Portfolio....................                                        Subadviser: Wellington Management
                                                                               Company LLP

Clarion Global Real Estate Portfolio... Seeks total return through investment  Brighthouse Investment Advisers, LLC
                                        in real estate securities,             Subadviser: CBRE Clarion Securities
                                        emphasizing both capital appreciation  LLC
                                        and current income.

ClearBridge Aggressive Growth           Seeks capital appreciation.            Brighthouse Investment Advisers, LLC
 Portfolio.............................                                        Subadviser: ClearBridge Investments,
                                                                               LLC

Harris Oakmark International Portfolio. Seeks long-term capital appreciation.  Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Harris Associates L.P.

Invesco Mid Cap Value Portfolio........ Seeks high total return by investing   Brighthouse Investment Advisers, LLC
                                        in equity securities of mid-sized      Subadviser: Invesco Advisers, Inc.
                                        companies.

Invesco Small Cap Growth Portfolio..... Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Invesco Advisers, Inc.

Loomis Sayles Global Markets            Seeks high total investment return     Brighthouse Investment Advisers, LLC
 Portfolio............................. through a combination of capital       Subadviser: Loomis, Sayles & Company,
                                        appreciation and income.               L.P.

MFS(R) Research International           Seeks capital appreciation.            Brighthouse Investment Advisers, LLC
 Portfolio.............................                                        Subadviser: Massachusetts Financial
                                                                               Services Company

Morgan Stanley Mid Cap Growth           Seeks capital appreciation.            Brighthouse Investment Advisers, LLC
 Portfolio.............................                                        Subadviser: Morgan Stanley Investment
                                                                               Management Inc.

Oppenheimer Global Equity Portfolio.... Seeks capital appreciation.            Brighthouse Investment Advisers, LLC
                                                                               Subadviser: OppenheimerFunds, Inc.

PIMCO Inflation Protected Bond          Seeks maximum real return, consistent  Brighthouse Investment Advisers, LLC
 Portfolio............................. with preservation of capital and       Subadviser: Pacific Investment
                                        prudent investment management.         Management Company LLC

PIMCO Total Return Portfolio........... Seeks maximum total return,            Brighthouse Investment Advisers, LLC
                                        consistent with the preservation of    Subadviser: Pacific Investment
                                        capital and prudent investment         Management Company LLC
                                        management.

SSGA Growth and Income ETF              Seeks growth of capital and income.    Brighthouse Investment Advisers, LLC
 Portfolio.............................                                        Subadviser: SSGA Funds Management,
                                                                               Inc.

SSGA Growth ETF Portfolio.............. Seeks growth of capital.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: SSGA Funds Management,
                                                                               Inc.

Portfolio                            Investment Objective                   Investment Adviser/Subadviser
---------                            --------------------                   -----------------------------

T. Rowe Price Mid Cap Growth         Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
 Portfolio..........................                                        Subadviser: T. Rowe Price Associates,
                                                                            Inc.
Brighthouse Funds Trust II

Baillie Gifford International Stock  Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
 Portfolio..........................                                        Subadviser: Baillie Gifford Overseas
                                                                            Limited

BlackRock Bond Income Portfolio..... Seeks a competitive total return       Brighthouse Investment Advisers, LLC
                                     primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.

BlackRock Capital Appreciation       Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
 Portfolio..........................                                        Subadviser: BlackRock Advisors, LLC

BlackRock Large Cap Value Portfolio. Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
                                                                            Subadviser: BlackRock Advisors, LLC

BlackRock Ultra-Short Term Bond      Seeks a high level of current income   Brighthouse Investment Advisers, LLC
 Portfolio.......................... consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                     capital.

Brighthouse Asset Allocation 20      Seeks a high level of current income,  Brighthouse Investment Advisers, LLC
 Portfolio.......................... with growth of capital as a secondary objective.

Brighthouse Asset Allocation 40      Seeks high total return in the form    Brighthouse Investment Advisers, LLC
 Portfolio.......................... of income and growth of capital, with a greater emphasis on income.

Brighthouse Asset Allocation 60      Seeks a balance between a high level   Brighthouse Investment Advisers, LLC
 Portfolio.......................... of current income and growth of capital, with a greater emphasis on
                                     growth of capital.

Brighthouse Asset Allocation 80      Seeks growth of capital.               Brighthouse Investment Advisers, LLC
 Portfolio..........................

Brighthouse/Artisan Mid Cap Value    Seeks long-term capital growth.        Brighthouse Investment Advisers, LLC
 Portfolio..........................                                        Subadviser: Artisan Partners Limited
                                                                            Partnership

Brighthouse/Wellington Balanced      Seeks long-term capital appreciation   Brighthouse Investment Advisers, LLC
 Portfolio.......................... with some current income.              Subadviser: Wellington Management
                                                                            Company LLP

Brighthouse/Wellington Core Equity   Seeks to provide a growing stream of   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio............ income over time and, secondarily,     Subadviser: Wellington Management
                                     long-term capital appreciation and     Company LLP
                                     current income.

Frontier Mid Cap Growth Portfolio... Seeks maximum capital appreciation.    Brighthouse Investment Advisers, LLC
                                                                            Subadviser: Frontier Capital
                                                                            Management Company, LLC

Jennison Growth Portfolio........... Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
                                                                            Subadviser: Jennison Associates LLC

Portfolio                                Investment Objective                   Investment Adviser/Subadviser
---------                                --------------------                   -----------------------------

Loomis Sayles Small Cap Core             Seeks long-term capital growth from    Brighthouse Investment Advisers, LLC
 Portfolio.............................. investments in common stocks or other  Subadviser: Loomis, Sayles & Company,
                                         equity securities.                     L.P.

Loomis Sayles Small Cap Growth           Seeks long-term capital growth.        Brighthouse Investment Advisers, LLC
 Portfolio..............................                                        Subadviser: Loomis, Sayles & Company,
                                                                                L.P.

MetLife Aggregate Bond Index             Seeks to track the performance of the  Brighthouse Investment Advisers, LLC
 Portfolio.............................. Bloomberg Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                         Bond Index.                            Advisors, LLC

MetLife Mid Cap Stock Index              Seeks to track the performance of the  Brighthouse Investment Advisers, LLC
 Portfolio.............................. Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                         Composite Stock Price Index.           Advisors, LLC

MetLife MSCI EAFE(R) Index Portfolio.... Seeks to track the performance of the  Brighthouse Investment Advisers, LLC
                                         MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                                Advisors, LLC

MetLife Russell 2000(R) Index Portfolio. Seeks to track the performance of the  Brighthouse Investment Advisers, LLC
                                         Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                                Advisors, LLC

MetLife Stock Index Portfolio........... Seeks to track the performance of the  Brighthouse Investment Advisers, LLC
                                         Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                         Stock Price Index.                     Advisors, LLC

MFS(R) Total Return Portfolio........... Seeks a favorable total return         Brighthouse Investment Advisers, LLC
                                         through investment in a diversified    Subadviser: Massachusetts Financial
                                         portfolio.                             Services Company

MFS(R) Value Portfolio.................. Seeks capital appreciation.            Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company

Neuberger Berman Genesis Portfolio...... Seeks high total return, consisting    Brighthouse Investment Advisers, LLC
                                         principally of capital appreciation.   Subadviser: Neuberger Berman
                                                                                Investment Advisers LLC

T. Rowe Price Large Cap Growth           Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
 Portfolio..............................                                        Subadviser: T. Rowe Price Associates,
                                                                                Inc.

T. Rowe Price Small Cap Growth           Seeks long-term capital growth.        Brighthouse Investment Advisers, LLC
 Portfolio..............................                                        Subadviser: T. Rowe Price Associates,
                                                                                Inc.

Western Asset Management Strategic       Seeks to maximize total return         Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio........... consistent with preservation of        Subadviser: Western Asset Management
                                         capital.                               Company

Western Asset Management U.S.            Seeks to maximize total return         Brighthouse Investment Advisers, LLC
 Government Portfolio................... consistent with preservation of        Subadviser: Western Asset Management
                                         capital and maintenance of liquidity.  Company

Certain Portfolios have been subject to a change. Please see section 9 - "Additional Information Regarding the Portfolios."

6. Restrictions on Transfers

Replace the list of Monitored Portfolios with the following:

American Funds Global Small Capitalization Fund, Baillie Gifford International Stock Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio

7. Transfers--Restrictions on Transfers

Replace the fifth paragraph under "Restrictions on Transfers" with the following:

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.

Replace the eleventh paragraph under "Restrictions on Transfers" with the following:

Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners or participants/annuitants by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

8. Total Control Account

Replace the first sentence under the heading "Total Control Account" with the following:

The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements.

                                  APPENDIX D

9. Additional Information Regarding the Portfolios

Certain Portfolios and trusts were subject to a name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.

Portfolio Changes

The following former Portfolios were renamed:

 Former Name                            New Name
 Met Investors Series Trust             Brighthouse Funds Trust I
 Met/Wellington Large Cap               Brighthouse/Wellington Large Cap
   Research Portfolio -- Class A          Research Portfolio -- Class A
 MetLife Asset Allocation 100           Brighthouse Asset Allocation 100
   Portfolio -- Class A                 Portfolio -- Class A
 Metropolitan Series Fund               Brighthouse Funds Trust II
 Barclays Aggregate Bond Index          MetLife Aggregate Bond Index
   Portfolio -- Class A                 Portfolio -- Class A
 Met/Artisan Mid Cap Value Portfolio    Brighthouse/Artisan Mid Cap
   -- Class A                             Value Portfolio -- Class A
 Met/Wellington Balanced Portfolio --   Brighthouse/Wellington Balanced
   Class A                              Portfolio -- Class A
 Met/Wellington Core Equity             Brighthouse/Wellington Core Equity
   Opportunities Portfolio -- Class A     Opportunities Portfolio -- Class A
 MetLife Asset Allocation 20 Portfolio  Brighthouse Asset Allocation 20
   -- Class A                           Portfolio -- Class A
 MetLife Asset Allocation 40 Portfolio  Brighthouse Asset Allocation 40
   -- Class A                           Portfolio -- Class A
 MetLife Asset Allocation 60 Portfolio  Brighthouse Asset Allocation 60
   -- Class A                           Portfolio -- Class A
 MetLife Asset Allocation 80 Portfolio  Brighthouse Asset Allocation 80
   -- Class A                           Portfolio -- Class A
 MSCI EAFE(R) Index Portfolio --        MetLife MSCI EAFE(R) Index Portfolio
   Class A                              -- Class A
 Russell 2000(R) Index Portfolio --     MetLife Russell 2000(R) Index
   Class A                              Portfolio -- Class A

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 MetLife Life & Income Funding
   Solutions
 P.O. Box 10356                                     TELEPHONE: (866) 438-6477
 Des Moines, IA 50306-0356